Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting
Revenues by segment consisted of the following:

	For the year ended December 31,
In thousands	2022	2021
Integrated Care Management	$18,010	$31,886
Virtual Care Infrastructure	64,997	36,569
Services	75,796	55,340

Total revenues	$158,803	$123,795

Gross margin by segment consisted of the following:

	For the year ended December 31,
In thousands	2022	2021
Integrated Care Management	$13,687	$10,316
Virtual Care Infrastructure	29,882	12,633
Services	26,586	16,865

Total gross margin	$70,155	$39,814

Total assets by segment consisted of the following:

In thousands	December 31, 2022	December 31, 2021
Integrated Care Management	$44,776	$156,106
Virtual Care Infrastructure	140,776	217,668
Services	124,980	127,114
Corporate	29,272	68,419

Total assets	$339,804	$569,307

Schedule of Total Assets by Geography	Total assets by geography consisted of the following:

In thousands	December 31, 2022	December 31, 2021
Americas	$339,804	$481,705
Asia	—	87,602

Total assets	$339,804	$569,307